Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Years $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of stock option plans	2
Options expire from date of grant	10 years
Exercisable installments	Immediate or 20% or 25%
Shares available for future issuance | shares	487,838
Dividend yield	0.00%
Expected minimum volatility	29.00%
Expected maximum volatility	41.00%
Risk-free interest rate minimum	1.00%
Risk-free interest rate maximum	2.90%
Expected life minimum | Years	3.0
Expecited life maximum | Years	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 2,021
Aggregate intrinsic value of outstanding in-the-money options	$ 2,118
Market close price | $ / shares	$ 49.81
Gains realized by option holders	$ 299
Total unrecognized compensation cost of options granted but not yet vested	$ 290
Compensation cost not yet vested recognition period	3 years 7 months 9 days
Modification stock compensation expense			$ 41
Stock compensation expense for the vesting of option grants due to asset disposition		$ 402
Patriot Transportation
Realized tax benefit from options exercised	$ 175
Modification stock compensation expense			$ 150